Revenue - Group's revenues from the geographical areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues from geographic areas
Total revenues	$ 783,590	¥ 5,387,577	¥ 3,740,455	¥ 2,593,822
PRC, excluding Hong Kong
Revenues from geographic areas
Total revenues		4,816,463	3,435,661	2,379,062
Hong Kong
Revenues from geographic areas
Total revenues		554,376	286,807	201,559
Others
Revenues from geographic areas
Total revenues		¥ 16,738	¥ 17,987	¥ 13,201